SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued outstanding lease payments	$ 40,098	$ 22,439	$ 171,919
Accrued professional fees	54,758	106,120	54,662
Accrued utilities		10,991
Accrued employee compensation	51,360	25,109	32,325
Accrued contractor costs	267,000	267,000	100,000
Total accrued liabilities	$ 413,216	$ 431,659	$ 358,906